Summary of significant accounting policies - Cryptocurrencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Summary of significant accounting policies
Impairment loss of cryptocurrency mining equipment	$ 0	$ 0	$ 181,263